Securities - Pledged assets (Details) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Securities [Abstract]
Pledged assets	$ 118	$ 120
Pledged collateral for potential borrowings at the Federal Reserve Discount Window	80	96
Pledged asset, other not separately reported, potential borrowings at FHLB	6	7
Pledged securities	98	100
Pledged loans	13	15
Pledged trading assets	7	4
Pledged interest-bearing deposits	1	1
Financial instruments owned and pledged as collateral, amount eligible to be pledged by counterparty	29	13
Pledged assets permitted to be sold or repledged	153	151
Market value of securities received as collateral that have been sold or repledged	107	101
Cash segregated under federal or other regulations	2	2
Securities segregated under federal or other regulations	$ 1	$ 2